OSI ETF Trust

O’Shares U.S. Quality Dividend ETF (OUSA)
O’Shares U.S. Small Cap Quality Dividend ETF (OUSM)
O’Shares Global Internet Giants ETF (OGIG)
O’Shares Europe Quality Dividend ETF (OEUR)
O’Shares U.S. Large Cap Quality Growth ETF (OGRO)
O’Shares U.S. Small Cap Quality Growth ETF (OGRS)

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated December 18, 2020
To the Prospectus dated October 31, 2020

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Funds listed above.

1. The third paragraph of the section “Pricing Fund Shares” is deleted in its entirety.

2. The section “Portfolio Holdings Information” is deleted in its entirety and replaced with the following:

On each business day of a Fund, before the opening of regular trading on the Exchange, the Fund will disclose on its website (www.oshares.com) certain information relating to the portfolio holdings that will form the basis for the Fund’s next calculation of NAV per share.  In addition, the deposit securities and fund securities that should be delivered in exchange for purchases and redemptions of Creation Units are publicly disseminated daily via the NSCC. A description of the Funds’ other policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI.

3. The following is added at the beginning of the back page of the prospectus under the section “OSI ETF Trust”:

Information on each Fund’s NAV, market price, premiums and discounts, and bid/ask spreads can be found online at www.oshares.com.

Please Retain This Supplement for Future Reference.

OSI ETF Trust

O’Shares U.S. Quality Dividend ETF (OUSA)
O’Shares U.S. Small Cap Quality Dividend ETF (OUSM)
O’Shares Global Internet Giants ETF (OGIG)
O’Shares Europe Quality Dividend ETF (OEUR)
O’Shares U.S. Large Cap Quality Growth ETF (OGRO)
O’Shares U.S. Small Cap Quality Growth ETF (OGRS)

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated December 18, 2020
To the Statement of Additional Information (“SAI”) dated October 31, 2020

The information in this Supplement updates information in, and should be read in conjunction with, the SAI, for the Funds listed above.

The following disclosure replaces the definition of “Business Day” in the section “Glossary”:

“Business Day” means any day on which the Trust is open for business, including any day when it satisfies redemption requests as required by Section 22(e) of the 1940 Act.

The following disclosure replaces the first and second paragraphs in the section “Information About the Trust – Exchange Listing and Trading”:

Shares of each Fund are listed and traded on the Exchange. Shares trade on the Exchange and throughout the secondary market at prices that may differ from their NAV, including because such prices may be affected by market forces (such as supply and demand for Shares). As is the case of other securities traded on an exchange, when you buy or sell Shares on the Exchange or in the secondary markets, your broker will normally charge you a commission or other transaction charges.

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (i) after the first 12 months the Fund is listed, there are fewer than 50 beneficial owners of the Shares for at least 30 consecutive trading days; (ii) the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (iii) the Fund fails to meet certain continued listing standards of the Exchange or (iv) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of a Fund.

The section “Information About the Trust – IIV” is deleted in its entirety.

The following disclosure replaces the first and second paragraphs in the section “Portfolio Holdings Disclosure Policy”:

The Board has adopted a policy regarding the disclosure of information about the Funds’ portfolio securities. Under the policy, each Business Day, before the opening of regular trading on the Exchange, each Fund will disclose on its website (www.oshares.com) certain information relating to the portfolio holdings that will form the basis for the Fund’s next calculation of NAV per Share.  In addition, each Business Day a portfolio composition file, which displays the names and quantities of the instruments comprising the In-Kind Creation Basket and In-Kind Redemption Basket, as well as the estimated Cash Component and Cash Redemption Amount (if any), for that day, is publicly disseminated prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).

The following disclosure replaces the seventh paragraph in the section “Transactions in Creation Units”:

Under normal circumstances, the securities contained in the In-Kind Creation Basket and In-Kind Redemption Basket will generally each correspond pro rata to the positions in the relevant Fund’s portfolio on a Trade Date +1 (“T+1”) settlement basis (including cash positions), except in certain circumstances, including (1) when the Fund utilizes a representative sample or subset of the Fund’s portfolio in the In-Kind Creation Basket or In-Kind Redemption Basket; (2) when the In-Kind Creation Basket or In-Kind Redemption Basket is used to make changes to the Fund’s portfolio holdings to replicate changes to its Target Index holdings; (3) when the Fund announces, before the open of trading on a Business Day, that all purchases, all redemptions or all purchases and redemptions will be comprised entirely of cash; (4) in the case of bonds, for minor differences when it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement; (5) for minor differences when rounding is necessary to eliminate fractional shares or lots that are not tradeable round lots; or (6) if, on a given Business Day, a Fund requires all Authorized Participants purchasing or redeeming Creation Units on that day to deposit or receive (as applicable) cash in-lieu of certain portfolio holdings solely because: (i) such portfolio holdings are not eligible for transfer either through the NSCC or the DTC; (ii) in the case of Funds holding non-U.S. portfolio holdings, such non-U.S. portfolio holdings are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances; or (iii) “To Be Announced” (“TBA”) transactions, short positions, derivatives and other positions that cannot be transferred in-kind (including instruments that can be transferred in-kind only with the consent of the original counterparty to the extent the Fund does not seek such consents).

Notwithstanding the above, a Fund may utilize custom Creation or Redemption Baskets, consistent with Rule 6c-11 under the 1940 Act, including (i) all cash baskets; (ii) baskets that substitute cash in lieu of certain securities that would otherwise be included in the Fund’s In-Kind Creation or Redemption Basket; or (iii) a non-representative basket that consists of a selection of instruments that are already included in the Fund’s portfolio holdings  . The Trust has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. These policies and procedures provide detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the Fund and its shareholders, including the process for any revisions to, or deviations from, those parameters, and specify the titles or roles of the employees of the Sub-Adviser who are required to review each custom basket for compliance with the parameters.  All questions as to the composition of the In-Kind Creation or Redemption Basket to be included in the Fund Deposit or Fund Redemption shall be determined by the Trust, in accordance with applicable law, and the Trust’s determination shall be final and binding.

The following disclosure replaces the third and fourth paragraphs in the section “Transactions in Creation Units – Redeeming Creation Units – Fund Redemptions”:

The Administrator, in a PCF sent via the NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) a list of the names and quantities of the instruments comprising the In-Kind Redemption Basket (subject to possible amendment or correction) to be included in the current Fund Redemption for the Fund. The In-Kind Redemption Basket on a particular Business Day may not be identical to the In-Kind Creation Basket for that day in certain circumstances (such as in connection with pending changes to a Fund’s Target Index). The Administrator, through the NSCC, also makes available on each Business Day the estimated Cash Redemption Amount (if any) for that day.

The Distributor, JPMorgan Chase Bank, N.A. (the “Index Receipt Agent”)  , and/or the Trust may, without liability, reject any Authorized Participant’s redemption order if the Distributor, Index Receipt Agent, and or the Trust, respectively, believes in good faith that an Authorized Participant would not be able to deliver the requisite number of Shares to be redeemed as a Creation Unit on the settlement date. The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

The following disclosure is added to the end of the section “Transactions in Creation Units – Redeeming Creation Units – Placement of Redemption Orders Using Clearing Process”:

If a Fund includes a foreign investment in its In-Kind Redemption Basket, and if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants prevents timely delivery of the foreign investment in response to a redemption request, the Fund may delay delivery of the foreign investment more than seven days if the Fund delivers the foreign investment as soon as practicable, but in no event later than 15 days.

The sections “Transactions in Creation Units – Regular Holidays” and “Transactions in Creation Units – Redemptions” are deleted in their entirety.

Please Retain This Supplement for Future Reference.